CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
General administrative expense and others	$ (27,217,613)	$ (20,488,796)	$ (3,131,550)
Impairment on long-term investments	(1,600,000)	(29,189,836)
NET (LOSS) INCOME	(34,826,989)	(71,198,379)	5,532,581
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	3,942,157	(5,288,742)	(6,136,187)
COMPREHENSIVE LOSS	(30,884,832)	(76,487,121)	(603,606)
Parent Company | Reportable Legal Entities
PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Equity in (loss) earnings of subsidiaries, VIEs and VIEs' subsidiaries	(28,512,556)	(35,994,910)	14,725,415
General administrative expense and others	(4,714,433)	(6,013,633)	(9,192,834)
Impairment on long-term investments	(1,600,000)	(29,189,836)
NET (LOSS) INCOME	(34,826,989)	(71,198,379)	5,532,581
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	3,942,157	(5,288,742)	(6,136,187)
COMPREHENSIVE LOSS	$ (30,884,832)	$ (76,487,121)	$ (603,606)